EVENTS AFTER THE REPORTING DATE	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
EVENTS AFTER THE REPORTING DATE
NOTE 16:-	EVENTS AFTER THE REPORTING DATE

In January 2017, the Company completed the acquisition of Seculert Ltd (“Seculert Acquisition” or “Seculert”), a company engaged in cyber-attack detection and HTTP analytics solutions and developing user and entity behavioral analysis “UEBA” solutions, for total consideration of $10,000 in cash and contingent payments of up to $10,000.